UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22700

Exchange Listed Funds Trust

(Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, Oklahoma 73120

(Address of principal executive offices) (Zip code)

UMB Fund Services

235 W. Galena Street

Milwaukee, Wisconsin 53212

(Name and address of agent for service)

Registrant’s telephone number, including area code: (405) 778-8377

Date of fiscal year end: November 30

Date of reporting period: February 28, 2018

Item 1. Schedule of Investments.

James Biblically Responsible Investment ETF

SCHEDULE OF INVESTMENTS

As of February 28, 2018 (Unaudited)

Number of Shares		Value
	Common Stocks – 99.8%
	Consumer Discretionary – 18.4%
292	Aptiv PLC	$26,668
450	AutoNation, Inc.*	22,595
464	BorgWarner, Inc.	22,773
784	Dana, Inc.	20,831
812	Dick's Sporting Goods, Inc.	26,000
230	Dollar Tree, Inc.*	23,607
492	DR Horton, Inc.	20,615
556	Foot Locker, Inc.	25,526
918	H&R Block, Inc.	23,253
504	Kohl's Corp.	33,309
142	Lear Corp.	26,493
404	Michael Kors Holdings Ltd.*	25,424
1,126	Michaels Cos., Inc.*	25,909
308	Murphy USA, Inc.*	23,134
732	PulteGroup, Inc.	20,547
436	Tenneco, Inc.	22,912
166	Thor Industries, Inc.	21,414
522	Toll Brothers, Inc.	22,879
396	Tupperware Brands Corp.	19,424
		453,313

	Consumer Staples – 6.7%
520	Energizer Holdings, Inc.	28,330
1,234	Flowers Foods, Inc.	25,593
674	Pilgrim's Pride Corp.*	16,985
148	Sanderson Farms, Inc.	18,226
1,052	Sprouts Farmers Market, Inc.*	27,100
300	Tyson Foods, Inc. - Class A	22,314
806	U.S. Foods Holding Corp.*	26,912
		165,460

	Energy – 6.6%
6,800	Chesapeake Energy Corp.*	19,176
486	ConocoPhillips	26,395
550	HollyFrontier Corp.	23,556
388	Marathon Petroleum Corp.	24,855
852	Newfield Exploration Co.*	19,877
2,524	Transocean Ltd.*	22,994
286	Valero Energy Corp.	25,860
		162,713

	Financials – 14.4%
1,500	BGC Partners, Inc. - Class A	19,830
502	CIT Group, Inc.	26,631
988	CNO Financial Group, Inc.	22,270

James Biblically Responsible Investment ETF

SCHEDULE OF INVESTMENTS - Continued

As of February 28, 2018 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	FINANCIALS (Continued)
536	Essent Group Ltd.*	$24,168
718	Federated Investors, Inc. - Class B	23,393
446	First American Financial Corp.	25,881
618	Legg Mason, Inc.	24,664
960	Leucadia National Corp.	23,030
1,626	MGIC Investment Corp.*	22,423
242	Primerica, Inc.	23,595
1,126	Radian Group, Inc.	23,106
156	Reinsurance Group of America, Inc.	23,991
1,406	Santander Consumer USA Holdings, Inc.	22,988
416	Stifel Financial Corp.	26,570
434	Unum Group	22,117
		354,657

	Health Care – 3.1%
922	Exelixis, Inc.*	23,788
368	Express Scripts Holding Co.*	27,765
122	WellCare Health Plans, Inc.*	23,657
		75,210

	Industrials – 13.4%
570	Air Lease Corp.	24,892
598	Allison Transmission Holdings, Inc.	23,699
176	Caterpillar, Inc.	27,215
166	Deere & Co.	26,704
498	Fluor Corp.	28,336
106	Huntington Ingalls Industries, Inc.	27,773
470	ITT, Inc.	23,584
550	Kennametal, Inc.	22,660
526	MasTec, Inc.*	26,800
392	On Assignment, Inc.*	30,062
130	Parker-Hannifin Corp.	23,201
682	Triton International Ltd.	19,451
152	United Rentals, Inc.*	26,614
		330,991

	Information Technology – 26.3%‡
854	ARRIS International PLC*	21,777
322	Arrow Electronics, Inc.*	26,269
280	Broadridge Financial Solutions, Inc.	28,106
502	Cirrus Logic, Inc.*	22,244
86	Coherent, Inc.*	17,988
260	DXC Technology Co.	26,660
850	Entegris, Inc.	28,220
356	First Solar, Inc.*	22,375

James Biblically Responsible Investment ETF

SCHEDULE OF INVESTMENTS - Concluded

As of February 28, 2018 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	INFORMATION TECHNOLOGY (Continued)
768	Genpact Ltd.	$24,092
900	Jabil, Inc.	24,381
240	KLA-Tencor Corp.	27,194
134	Lam Research Corp.	25,709
1,134	Marvell Technology Group Ltd.	26,638
286	Microchip Technology, Inc.	25,434
578	Micron Technology, Inc.*	28,212
266	MKS Instruments, Inc.	29,619
428	NetApp, Inc.	25,915
1,298	Sabre Corp.	29,815
618	Seagate Technology PLC	33,001
190	SYNNEX Corp.	23,494
618	Teradyne, Inc.	28,057
146	Universal Display Corp.	18,951
308	Western Digital Corp.	26,808
1,292	Western Union Co.	25,608
234	Zebra Technologies Corp. - Class A*	32,325
		648,892

	Materials – 9.9%
526	Chemours Co.	24,990
270	Eastman Chemical Co.	27,292
1,674	Freeport-McMoRan, Inc.*	31,136
822	Huntsman Corp.	26,526
924	Louisiana-Pacific Corp.	26,334
1,060	Mosaic Co.	27,899
1,062	Owens-Illinois, Inc.*	22,897
354	Trinseo S.A.	28,178
252	Westlake Chemical Corp.	27,282
		242,534
	Utilities – 1.0%
762	FirstEnergy Corp.	24,636

	Total Common Stocks (Cost $2,488,660)	2,458,406

	Total Investments – 99.8% (Cost $2,488,660)	2,458,406
	Other assets in excess of liabilities – 0.2%	6,109
	Total Net Assets – 100.0%	$2,464,515

*	Non-income producing security.
‡	Please see Note 3 for more information about industry and sector concentration and other risks.

See accompanying Notes to Schedule of Investments.

Exchange Listed Funds Trust

NOTES TO SCHEDULE OF INVESTMENTS

February 28, 2018 (Unaudited)

Note 1 – Organization

Exchange Listed Funds Trust (the ”Trust”) was organized on April 4, 2012 as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, as amended (the ”1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest (”Shares”) in one or more series representing interests in separate portfolios of securities. The Trust has registered its Shares in several separate series. The Schedule of Investments herein are for the James Biblically Responsible Investment ETF (the “Fund”). The Fund is a passively managed exchange-traded fund. The assets of each series in the Trust are segregated and a shareholder’s interest is limited to the Fund in which Shares are held.

The investment objective of the Fund is to provide investment results that, before fees and expenses, track the performance of the James Biblically Responsible Investment Index (the “Index”). The Fund is classified as a diversified investment company under the 1940 Act. The Fund commenced operations on December 19, 2017.

Under the Trust’s organizational documents, its officers and Board of Trustees (the ”Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

Note 2 – Basis of Presentation and Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Trust in the preparation of the Schedule of Investments. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946, “Financial Services-Investment Companies.” The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and income and expenses during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Fund ultimately realizes upon sale of the securities.

(a) Valuation of Investments

The Fund’s investments are valued using procedures approved by the Board and are generally valued using market valuations (Market Approach). A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer) or (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer). A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

In the event that current market valuations are not readily available or such valuations do not reflect current fair market value, the Trust’s procedures require the Fund’s Valuation Committee, in accordance with the Fund’s Board-approved valuation guidelines, to determine a security’s fair value. In determining such value, the Valuation Committee may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators (e.g., movement in interest rates or market indices). Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate the Fund’s Net Asset Value ("NAV") and the prices used by the Fund’s Index Provider. This may result in a difference between the Fund’s performance and the performance of the Fund’s Index. With respect to securities that are primarily listed on foreign exchanges, the value of the Fund’s portfolio securities may change on days when the investors will not be able to purchase or sell their Shares.

Exchange Listed Funds Trust

NOTES TO SCHEDULE OF INVESTMENTS - Continued

February 28, 2018 (Unaudited)

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•	Level 1 – Quoted prices in active markets for identical assets

•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Pursuant to the valuation procedures noted previously, equity securities and short-term investments are generally categorized as Level 1 in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2).

The following is a summary of the valuations as of February 28, 2018 for the Fund based upon the three levels defined above:

James Biblically Responsible Investment ETF	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks(1)	$2,458,406	$-	$-	$2,458,406
Total	$2,458,406	$-	$-	$2,458,406

*	The Fund did not hold any Level 3 securities at period end.

(1)	For a detailed break-out of common stocks by market segment, please refer to the Schedule of Investments.

Transfers are recognized at the end of the reporting period. There were no transfers between Levels at period end.

(b) Investment Transactions

For financial reporting purposes, investment transactions are reported on trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date.

Exchange Listed Funds Trust

NOTES TO SCHEDULE OF INVESTMENTS - Continued

February 28, 2018 (Unaudited)

Note 3 – Principal Risks

As with any investment, the investor could lose all or part of their investment in the Fund and the Fund’s performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the Fund’s prospectus.

Authorized Participants, Market Makers and Liquidity Providers Concentration Risk: Because the Fund is an exchange-traded fund (“ETF”), only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem Shares directly from the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to NAV and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Common Stock Risk: Common stock holds the lowest priority in the capital structure of a company, and therefore takes the largest share of the company’s risk and its accompanying volatility. The value of the common stock held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or facts relating to specific companies in which the Fund invests.

Concentration Risk: Because the Fund’s assets will be concentrated in an industry or group of industries to the extent the Index concentrates in a particular industry or group of industries, the Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries.

Early Close/Trading Halt Risk: An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Index Tracking Risk: The Fund’s return may not match or achieve a high degree of correlation with the return of its underlying index.

Issuer-Specific Risk: Fund performance depends on the performance of individual securities to which the Fund has exposure. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

Large Capitalization Risk: Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies.

Market Risk: The market price of a security or instrument could decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Exchange Listed Funds Trust

NOTES TO SCHEDULE OF INVESTMENTS - Continued

February 28, 2018 (Unaudited)

Mid-Capitalization Risk: The mid-capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies, and may underperform other segments of the market or the equity market as a whole. Securities of mid-capitalization companies generally trade in lower volumes, are often more vulnerable to market volatility, and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole.

New Fund Risk: As a new fund, there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case it could ultimately liquidate. The Fund’s distributor does not maintain a secondary market in the Shares.

Operational Risk: The Fund and its service providers may experience disruptions that arise from human error, processing and communications errors, counterparty or third-party errors, technology or systems failures, any of which may have an adverse impact on the Fund.

Passive Investment Risk: The Fund is not actively managed and therefore the Fund would not sell shares of an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from a Fund’s Index or the selling of shares is otherwise required upon a rebalancing of the Index.

Premium/Discount Risk: Although it is expected that the market price of the Fund’s Shares typically will approximate its NAV, there may be times when the market price and the NAV differ and the Fund's Shares may trade at a premium or discount to the NAV.

Sector Focus Risk: The Fund may invest a significant portion of its assets in one or more sectors and thus will be more susceptible to the risks affecting those sectors. While the Fund’s sector exposure is expected to vary over time based on the composition of the Index, the Fund anticipates that it may be subject to some or all of the risks described below. The list below is not a comprehensive list of the sectors to which the Fund may have exposure over time and should not be relied on as such.

Information Technology Sector Risk: The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, the loss of patent, copyright and trademark protections, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Additionally, companies in the information technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel. Information technology companies may also be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Information technology company stocks, especially those which are Internet related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance.

Stock Ranking Model Risk: The Index includes the companies that obtain the 100 highest scores under the James Investment Research, Inc. proprietary, rules-based stock ranking model. Changes in the model’s scoring methodology may have an adverse effect on the Fund. No assurance can be given that stocks with higher scores will outperform stocks with lower scores. Moreover, there is no guarantee that the model will generate or produce the intended results. The model could be subject to errors, which may have an adverse effect on the Fund.

Trading Risk: Shares of the Fund may trade on Cboe BZX Exchange, Inc. (the “Exchange”) above or below their NAV. The NAV of Shares will fluctuate with changes in the market value of the Fund’s holdings. In addition, although the Fund’s Shares are currently listed on the Exchange, there can be no assurance that an active trading market for Shares will develop or be maintained. Trading in Fund Shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable.

Exchange Listed Funds Trust

NOTES TO SCHEDULE OF INVESTMENTS - Concluded

February 28, 2018 (Unaudited)

Note 4 – Events Subsequent to the Fiscal Period End

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined there are no material events that would require disclosure in the Fund’s financial statements through this date.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Listed Funds Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, President and Principal Executive Officer

Date	April 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, President and Principal Executive Officer

Date	April 20, 2018

By (Signature and Title)	/s/ Christopher W. Roleke
Christopher W. Roleke, Principal Financial Officer

Date	April 20, 2018